Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and intangible assets

Note 7—Goodwill and intangible assets

Goodwill impairment testing

BNY Mellon’s three business segments include seven reporting units for which annual goodwill impairment testing is done in accordance with ASC 350. The Investment Management segment is comprised of two reporting units; the Investment Services segment is comprised of four reporting units; and one reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. The Company performed its annual goodwill impairment testing for all reporting units in the second quarter of 2011.

The broad decline of stock prices throughout the U.S. stock market in the second half of 2011 also impacted the Company’s stock price, which declined below the Company’s net book value per share. As a result of this sustained decline in the second half of 2011, the Company performed an interim goodwill test of all its reporting units in the fourth quarter of 2011. The estimated fair values of each of the Company’s reporting units exceeded their carrying values in the interim test and no goodwill impairment was recognized.

Goodwill

The level of goodwill decreased in 2011 compared with 2010 as a result of the sale of Shareowner Services and foreign exchange translation on non-U.S. dollar denominated goodwill, partially offset by the acquisitions of Penson Financial Services, Talon Asset Management and contingent payments on previous acquisitions.

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$9,312	$6,890	$47	$16,249
Acquisitions	8	1,790	-	1,798
Foreign exchange translation	(44)	(30)	(1)	(75)
Other (a)	83	(7)	(6)	70
Balance at Dec. 31, 2010	$9,359	$8,643	$40	$18,042
Acquisitions/dispositions	10	(118)	-	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (a)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2011 compared with 2010 resulted from amortization of intangible assets and the sale of Shareowner Services, partially offset by the acquisition of customer contracts in the Investment Services and Investment Management businesses. Also, in 2011, we recorded $9 million in impairment charges to write-down the value of a software technology intangible to its fair value. This impairment charge is included in other expense on the income statement.

Amortization of intangible assets was $428 million, $421 million and $426 million in 2011, 2010 and 2009, respectively.

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$2,825	$1,911	$852	$5,588
Acquisitions	15	530	-	545
Amortization	(237)	(182)	(2)	(421)
Foreign exchange translation	(9)	-	-	(9)
Other (a)	(2)	(5)	-	(7)
Balance at Dec. 31, 2010	$2,592	$2,254	$850	$5,696
Acquisitions/dispositions	6	(111)	-	(105)
Amortization	(214)	(212)	(2)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (a)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2011				Dec. 31, 2010
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,109	$(1,189)	$920	12 yrs.	$2,102	$(983)	$1,119
Customer contracts—Investment Services	2,351	(834)	1,517	13 yrs.	2,566	(736)	1,830
Other	131	(95)	36	5 yrs.	134	(86)	48
Total subject to amortization	4,591	(2,118)	2,473	13 yrs.	4,802	(1,805)	2,997
Not subject to amortization: (a)
Trade name	1,366	N/A	1,366	N/A	1,375	N/A	1,375
Customer relationships	1,313	N/A	1,313	N/A	1,314	N/A	1,314
Other	-	N/A	-	N/A	10	N/A	10
Total not subject to amortization	2,679	N/A	2,679	N/A	2,699	N/A	2,699
Total intangible assets	$7,270	$(2,118)	$5,152	N/A	$7,501	$(1,805)	$5,696
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2012	$383
2013	333
2014	297
2015	266
2016	236